RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Risk and Uncertainty [Line Items]
RISKS AND UNCERTAINTIES	RISKS AND UNCERTAINTIES

The Plan provides for various investments in mutual funds, self-directed brokerage accounts, Company common stock, and collective trust funds. Investment securities are exposed to various risks, such as interest rate risk, market risk and credit risk. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in market value could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits and the statements of changes in net assets available for benefits.